UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Aileen K. Wiate     Greenwich, CT     August 13, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $484,898,135 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109 22038002   536074 SH       SOLE                   536074        0        0
ALLERGAN INC                   COM              018490102 28811450   605537 SH       SOLE                   605537        0        0
ANTIGENICS INC DEL             COM              037032109  4143519  1982545 SH       SOLE                  1982545        0        0
BIOGEN IDEC INC                COM              09062X103 25576166   566471 SH       SOLE                   566471        0        0
BOSTON SCIENTIFIC CORP         COM              101137107 25989256  2563043 SH       SOLE                  2563043        0        0
CEPHALON INC                   COM              156708109 27175231   479704 SH       SOLE                   479704        0        0
CIGNA CORP                     COM              125509109  6745200   280000 SH       SOLE                   280000        0        0
COVIDIEN PLC                   SHS              G2554F105  4680000   125000 SH       SOLE                   125000        0        0
ELAN PLC                       ADR              284131208 38741964  6081941 SH       SOLE                  6081941        0        0
EMERGENT BIOSOLUTIONS INC      COM              29089Q105  4299000   300000 SH       SOLE                   300000        0        0
GILEAD SCIENCES INC            COM              375558103  5855000   125000 SH       SOLE                   125000        0        0
GTX INC DEL                    COM              40052B108 26220990  2840844 SH       SOLE                  2840844        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 18365389  3717690 SH       SOLE                  3717690        0        0
HLTH CORPORATION               COM              40422Y101 35278195  2692992 SH       SOLE                  2692992        0        0
MANNKIND CORP                  COM              56400P201 14879919  1790604 SH       SOLE                  1790604        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102  2636258    57800 SH       SOLE                    57800        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 23547394  1442855 SH       SOLE                  1442855        0        0
MIDDLEBROOK PHARMACEUTICAL I   COM              596087106  4432617  3283420 SH       SOLE                  3283420        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 15543000   550000 SH       SOLE                   550000        0        0
OPKO HEALTH INC                COM              68375N103  5414357  5234100 SH       SOLE                  5234100        0        0
OSIRIS THERAPEUTICS INC        COM              68827R108  6333925   472681 SH       SOLE                   472681        0        0
PFIZER INC                     COM              717081103  9420000   628000 SH       SOLE                   628000        0        0
QUIDEL CORP                    COM              74838J101 43738560  3004022 SH       SOLE                  3004022        0        0
SEPRACOR INC                   COM              817315104  5912038   340948 SH       SOLE                   340948        0        0
TENET HEALTHCARE CORP          COM              88033G100 51926296 18413580 SH       SOLE                 18413580        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  6300311  1684575 SH       SOLE                  1684575        0        0
VCA ANTECH INC                 COM              918194101 11314873   423778 SH       SOLE                   423778        0        0
WEBMD HEALTH CORP              CL A             94770V102  3472425   116057 SH       SOLE                   116057        0        0
WELLPOINT INC                  COM              94973V107  6106800   120000 SH       SOLE                   120000        0        0